Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The Company’s income before income tax from continuing operations consists of:

	For the year ended December 31,
	2015	2014	2013

Non-PRC	$(2,802)	$(1,336)	$(65)
PRC	5,833	3,982	9,476
Total	$3,031	$2,646	$9,411

Schedule Of Income Before Income Tax From Discontinuing Operations, Domestic And Foreign [Table Text Block]
The Company’s (loss) before income tax from discontinued operations consists of:

	For the year ended December 31,
	2015	2014	2013

Non-PRC	$-	$-	$-
PRC	(728)	(1,524)	(1,266)
Total	$(728)	$(1,524)	$(1,266)

Summary Of Income Tax Expense Benefit By Operations [Table Text Block]
The benefit (provision) for income taxes for the years ended December 31, 2015, 2014 and 2013 was allocated between continuing operations and discontinued operations as follows:

	For the year ended December 31,
	2015	2014	2013

Continuing operations	$(2,516)	$(1,458)	$2,225
Discontinued operations	-	-	-
Total	$(2,516)	$(1,458)	$2,225

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	For the year ended December 31,
	2015	2014	2013

Current	$(3,034)	$(1,620)	$-
Deferred	518	162	2,225
Total income tax benefit (expense)	$(2,516)	$(1,458)	$2,225

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the year ended December 31,
	2015	2014	2013
Income from continuing operations before income taxes	$3,031	$2,646	$9,411
Income tax expense at the PRC statutory rate	(758)	(662)	(2,352)
International tax rate differential	(701)	(334)	(16)
Super deduction for research and development expenses	463	605	332
Non-deductible expenses	(900)	(524)	(159)
Other adjustments	139	(89)	297
Effect of preferential tax rate	1,350	901	1,573
Change in valuation allowance	(1,618)	(1,249)	2,550
Effect of PRC withholding tax	(89)	(106)	-
Effect of prior years’ income tax arising from tax inspection	(402)	-	-
Income tax benefit (expense)	$(2,516)	$(1,458)	$2,225

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2015	2014
Accrued expenses	$2,551	$2,410
Inventories	266	72
Prepaid expenses and deposits	-	(6)
Deferred government grants	203	12
Less: valuation allowance	(417)	(222)
Deferred tax assets, current portion	$2,603	$2,266

Fixed assets	1,664	1,105
Deferred government grants	259	428
Tax losses carried forward	9,867	8,665
Less: valuation allowance	(11,197)	(9,683)
Deferred tax assets, non-current portion	$593	$515

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	For the year ended December 31,
	2015	2014	2013
Balance at January 1	454	350	335
Additions for tax positions of the current year	159	160	15
Additions for tax positions of the prior years	281	-	-
Settlement with the taxing authority	(103)	-	-
Lapse of statute of limitations	(35)	(56)	-
Balance at December 31	$756	$454	$350